Capital Management and Risk Policies - Schedule of Analysis of Maturities of Assets and Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Assets
Derivative Financial Instruments	$ 1,785,640	$ 775,674	$ 229,436
Other Financial Assets	9,047,932	10,339,256	6,719,581
Loans and Other Financing	282,710,068	284,354,759	245,703,421
Investments in equity instruments		81,109	131,099
Liabilities
Liabilities at fair value through Profit or Loss	2,144,664		0
Derivative Financial Instruments	1,835,789	846,331	290,384
Other Financial Liabilities	63,235,042	55,350,799	57,094,776
Subordinated Debt Securities	9,767,874	7,128,356	$ 7,490,444
Liquidity risk [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	78,664,909	42,916,915
Derivative Financial Instruments	1,785,640	775,674
Repo Transactions	2,112,250	14,286,336
Other Financial Assets	9,056,190	10,214,745
Loans and Other Financing	326,813,938	321,067,145
Other Debt Securities	14,491,625	3,999,205
Financial Assets Pledged as Collateral	10,817,492	9,346,788
Investments in equity instruments	161,064
Liabilities
Deposits	367,050,538	300,921,313
Liabilities at fair value through Profit or Loss	2,144,664
Derivative Financial Instruments	1,835,789	846,331
Repo Transactions	1,948,559	1,670,059
Other Financial Liabilities	63,279,034	57,997,972
Loans from the Argentine Central Bank and Other Financial Institutions	25,872,286	41,842,654
Debt Securities	49,707,899	26,705,573
Subordinated Debt Securities	15,569,878	7,420,376
Liquidity risk [member] | Less than one month [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	76,849,406	40,822,900
Derivative Financial Instruments	1,785,640	775,674
Repo Transactions	2,112,250	14,286,336
Other Financial Assets	9,056,190	10,214,745
Loans and Other Financing	93,109,786	94,765,477
Other Debt Securities	14,491,625	3,999,205
Financial Assets Pledged as Collateral	10,817,492	9,346,788
Investments in equity instruments	161,064
Liabilities
Deposits	334,200,194	269,207,286
Liabilities at fair value through Profit or Loss	2,144,664
Derivative Financial Instruments	1,835,789	846,331
Repo Transactions	1,948,559	1,670,059
Other Financial Liabilities	63,065,272	57,997,972
Loans from the Argentine Central Bank and Other Financial Institutions	7,013,910	14,142,054
Debt Securities	1,301,031
Subordinated Debt Securities	384,557	257,269
Liquidity risk [member] | Later than one month and not later than six months [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	249,268	316,471
Loans and Other Financing	102,383,777	100,466,108
Liabilities
Deposits	29,585,189	24,546,832
Other Financial Liabilities	27,072
Loans from the Argentine Central Bank and Other Financial Institutions	8,149,083	17,263,524
Debt Securities	7,657,224	2,620,071
Subordinated Debt Securities		7,163,107
Liquidity risk [member] | Later than six months and not later than twelve months [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	373,823	156,817
Loans and Other Financing	55,974,479	50,269,774
Liabilities
Deposits	3,188,378	7,021,479
Other Financial Liabilities	33,365
Loans from the Argentine Central Bank and Other Financial Institutions	3,181,270	3,285,039
Debt Securities	13,262,785	1,564,903
Subordinated Debt Securities	384,557
Liquidity risk [member] | Later than one year and not later than five years [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,035,345	1,423,261
Loans and Other Financing	65,838,369	66,942,156
Liabilities
Deposits	76,741	145,716
Other Financial Liabilities	146,180
Loans from the Argentine Central Bank and Other Financial Institutions	7,455,499	6,949,390
Debt Securities	26,226,582	22,520,599
Subordinated Debt Securities	3,378,758
Liquidity risk [member] | Later than five years [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	157,067	197,466
Loans and Other Financing	9,507,527	8,623,630
Liabilities
Deposits	36
Other Financial Liabilities	7,145
Loans from the Argentine Central Bank and Other Financial Institutions	72,524	$ 202,647
Debt Securities	1,260,277
Subordinated Debt Securities	$ 11,422,006